Average Annual Total Returns{- Fidelity Freedom Index 2050 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2050 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1909 Past 1 year	F1909 Past 5 years	F1909 Past 10 years
Total	15.92%	13.74%	11.46%	15.30%	12.44%	10.57%	9.70%	10.66%	9.24%	28.71%	18.47%	16.55%	16.18%	13.89%	12.33%